General	12 Months Ended
Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Note 1 - General

Note 1 – General

A. The reporting entity

Israel Chemicals Ltd. (hereinafter – the Company), is a company domiciled and incorporated in Israel. The Company's shares are traded on both the Tel-Aviv Stock Exchange (TASE) and the New York Stock Exchange (NYSE). The address of the Company’s registered headquarter is 23 Aranha St., Tel‑Aviv, Israel. The Company is a principle subsidiary of Israel Corporation Ltd., a public company traded on the TASE. The Company together with its subsidiaries, associated companies and joint ventures (hereinafter – the Group or ICL), is a leading specialty minerals group that operates a unique, integrated business model. The Company competitively extracts certain minerals as raw materials and utilizes processing and product formulation technologies to add value to customers in two main end-markets: agriculture and Industrial (including food additives). ICL’s products are used mainly in the areas of agriculture, electronics, food, fuel and gas exploration, water purification and desalination, detergents, cosmetics, medicines and vehicles.

The State of Israel holds a Special State Share in ICL and in some of its subsidiaries, entitling the State the right to safeguard the State of Israel interests (see Note 20).

B. Definitions

1. Subsidiary – a company over which the Company has control and the financial statements of which are fully consolidated with the Company's statements as part of the consolidated financial statements.

2. Investee company – Subsidiaries and companies, including a partnership or joint venture, the Company's investment in which is accounted for, directly or indirectly, using the equity method.

3. Related party – As in IAS 24 (2009), “Related Party Disclosures”.